ISSUANCE OF ORDINARY SHARES (Details)	0 Months Ended		12 Months Ended				0 Months Ended
	Jan. 22, 2014 USD ($)	Sep. 25, 2013 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 22, 2014 American Depositary Shares [Member]	Sep. 25, 2013 American Depositary Shares [Member]
ISSUANCE OF ORDINARY SHARES [Abstract]
Authorized capital					$ 10,000,000
Ordinary shares, shares authorized					500,000,000	500,000,000
Ordinary shares, par value					$ 0.00002	$ 0.00002
Issuance of shares	$ 126,300,000	$ 67,800,000	769,146,293	411,730,717
Ordinary shares, shares issued					124,292,030	108,051,630
Ordinary shares, shares outstanding					124,292,030	108,051,630
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	15,000,000	17,480,000					3,750,000	4,370,000